Net deferred tax assets (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Net deferred tax assets - Non-current:
Expected income tax benefit from NOL carry-forwards	$ 1,311,552	$ 790,007
Less valuation allowance	(1,311,552)	(790,007)
Deferred tax assets, net of valuation allowance	$ 0	$ 0